Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
NETHERLANDS
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Applicable tax rate	25.80%	25.80%	25.80%	25.80%